Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
April 30, 2026
MCV-NPRT1-0626
1.800359.122
Common Stocks - 100.0%
	Shares	Value ($)
CANADA - 1.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (a)	142,200	8,825,016
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc (United States) (a)	378,746	11,074,533
Materials - 0.4%
Paper & Forest Products - 0.4%
Interfor Corp (a)(b)	1,250,400	8,993,564
TOTAL CANADA		28,893,113
GERMANY - 0.8%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (b)	55,052	5,695,129
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG	50,900	10,787,630
TOTAL GERMANY		16,482,759
UNITED KINGDOM - 0.6%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Subsea 7 SA	184,100	6,621,058
Financials - 0.2%
Capital Markets - 0.2%
Marex Group PLC	96,200	5,132,270
TOTAL UNITED KINGDOM		11,753,328
UNITED STATES - 96.5%
Communication Services - 0.9%
Entertainment - 0.3%
Warner Bros Discovery Inc (b)	252,800	6,838,240
Media - 0.6%
Nexstar Media Group Inc	58,214	12,116,662
TOTAL COMMUNICATION SERVICES		18,954,902
Consumer Discretionary - 8.2%
Automobile Components - 0.9%
Patrick Industries Inc	118,862	11,054,166
Versigent PLC	237,900	8,319,363
		19,373,529
Distributors - 0.5%
LKQ Corp	353,600	11,166,688
Diversified Consumer Services - 1.0%
Driven Brands Holdings Inc (b)	686,700	9,318,519
Laureate Education Inc (b)	424,322	12,769,971
		22,088,490
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp	556,300	14,747,513
Hilton Grand Vacations Inc (b)	140,454	6,597,124
		21,344,637
Household Durables - 1.8%
KB Home	151,126	8,008,167
PulteGroup Inc	103,500	12,664,260
Somnigroup International Inc	98,566	7,477,216
Whirlpool Corp (a)	149,829	8,399,414
		36,549,057
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	119,900	6,709,316
Specialty Retail - 2.4%
Academy Sports & Outdoors Inc	104,967	5,756,389
Bath & Body Works Inc	412,300	8,015,112
Lithia Motors Inc	36,831	10,685,410
Murphy USA Inc	11,100	6,526,800
Signet Jewelers Ltd	99,591	8,866,587
Upbound Group Inc	395,739	7,819,803
		47,670,101
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (b)	70,716	7,211,618
TOTAL CONSUMER DISCRETIONARY		172,113,436
Consumer Staples - 4.6%
Beverages - 1.2%
Keurig Dr Pepper Inc	356,100	10,469,340
Primo Brands Corp Class A	693,179	14,126,988
		24,596,328
Consumer Staples Distribution & Retail - 1.7%
Performance Food Group Co (b)	147,200	13,330,432
Sprouts Farmers Market Inc (b)	91,000	7,448,350
US Foods Holding Corp (b)	167,024	15,615,074
		36,393,856
Food Products - 1.0%
Bunge Global SA	94,512	12,009,640
Darling Ingredients Inc (b)	134,340	8,628,658
		20,638,298
Personal Care Products - 0.7%
Kenvue Inc	819,900	14,372,847
TOTAL CONSUMER STAPLES		96,001,329
Energy - 6.4%
Energy Equipment & Services - 2.2%
Baker Hughes Co Class A	276,893	19,291,135
Noble Corp PLC (a)	287,900	14,691,537
Weatherford International PLC	121,811	13,441,844
		47,424,516
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	49,947	13,732,928
Marathon Petroleum Corp	77,700	19,292,133
Ovintiv Inc	145,024	8,926,227
Phillips 66	57,139	10,236,452
Sunoco LP	151,400	10,545,010
Targa Resources Corp	59,615	15,504,669
Valero Energy Corp	39,300	9,926,394
		88,163,813
TOTAL ENERGY		135,588,329
Financials - 14.8%
Banks - 2.5%
East West Bancorp Inc	88,269	11,163,380
First Citizens BancShares Inc/NC Class A (a)	6,206	12,311,587
M&T Bank Corp	71,566	15,646,475
Western Alliance Bancorp	153,662	12,529,599
		51,651,041
Capital Markets - 2.4%
Ameriprise Financial Inc	23,600	11,205,044
LPL Financial Holdings Inc	32,500	10,859,224
Raymond James Financial Inc	79,777	12,630,295
State Street Corp	100,690	15,389,460
		50,084,023
Consumer Finance - 3.2%
Ally Financial Inc	136,529	6,060,522
Capital One Financial Corp	58,810	11,250,353
Credit Acceptance Corp (a)(b)	24,700	12,471,277
FirstCash Holdings Inc	48,681	10,623,168
OneMain Holdings Inc	231,040	13,578,221
SLM Corp	574,627	13,262,391
		67,245,932
Financial Services - 3.1%
Apollo Global Management Inc	135,359	17,423,411
Corebridge Financial Inc	269,650	7,426,161
Global Payments Inc	151,100	10,873,156
Remitly Global Inc (b)	625,600	13,694,384
Voya Financial Inc	110,242	9,035,434
WEX Inc (b)	48,357	7,269,508
		65,722,054
Insurance - 3.6%
First American Financial Corp	154,092	10,806,472
Globe Life Inc	83,700	12,914,910
Hartford Insurance Group Inc/The	127,214	17,404,147
Reinsurance Group of America Inc	83,595	17,677,000
Ryan Specialty Holdings Inc Class A (a)	212,000	7,371,240
Travelers Companies Inc/The	33,382	10,186,183
		76,359,952
TOTAL FINANCIALS		311,063,002
Health Care - 10.2%
Biotechnology - 0.2%
Moderna Inc (b)	137,800	6,330,532
Health Care Equipment & Supplies - 2.6%
Baxter International Inc	482,200	8,477,076
DENTSPLY SIRONA Inc	682,500	8,019,375
GE HealthCare Technologies Inc	146,400	8,906,976
Haemonetics Corp (b)	118,300	7,108,647
Lantheus Holdings Inc (b)	93,300	7,895,046
QuidelOrtho Corp (b)	324,369	3,989,739
Solventum Corp (b)	137,656	9,272,508
		53,669,367
Health Care Providers & Services - 5.7%
Acadia Healthcare Co Inc (a)(b)	896,669	23,219,244
BrightSpring Health Services Inc (b)	101,800	4,883,346
Cigna Group/The	35,309	10,260,089
CVS Health Corp	77,876	6,486,292
Molina Healthcare Inc (b)	138,933	27,039,140
PACS Group Inc (b)	1,022,930	34,319,302
Tenet Healthcare Corp (b)	76,981	13,634,875
		119,842,288
Life Sciences Tools & Services - 1.7%
ICON PLC (b)	142,780	16,895,157
IQVIA Holdings Inc (b)	57,700	9,137,949
Sotera Health Co (b)	622,900	9,692,324
		35,725,430
TOTAL HEALTH CARE		215,567,617
Industrials - 18.3%
Aerospace & Defense - 0.4%
ATI Inc (b)	48,600	7,555,355
Air Freight & Logistics - 0.8%
GXO Logistics Inc (b)	305,527	17,454,758
Building Products - 2.0%
Gibraltar Industries Inc (b)	165,000	6,439,950
Griffon Corp	143,100	13,046,427
Masterbrand Inc (a)(b)	733,000	6,582,340
Resideo Technologies Inc (b)	206,900	8,559,453
UFP Industries Inc	75,476	6,754,347
		41,382,517
Commercial Services & Supplies - 1.4%
Brink's Co/The	84,210	8,989,418
Clean Harbors Inc (b)	35,000	10,943,800
HNI Corp	83,300	3,043,782
MillerKnoll Inc	416,177	6,692,126
		29,669,126
Construction & Engineering - 2.0%
Centuri Holdings Inc (b)	236,339	8,886,346
EMCOR Group Inc	11,013	9,819,962
IES Holdings Inc (b)	16,100	10,369,688
WillScot Holdings Corp	570,558	12,917,433
		41,993,429
Electrical Equipment - 1.3%
Acuity Inc	38,600	11,185,122
Regal Rexnord Corp	75,720	16,282,072
		27,467,194
Ground Transportation - 1.6%
Ryder System Inc	41,750	10,594,898
Saia Inc (b)	15,192	6,818,473
U-Haul Holding Co Class N	161,569	7,705,226
XPO Inc (b)	42,447	9,343,858
		34,462,455
Machinery - 5.0%
Allison Transmission Holdings Inc	135,285	18,175,540
CNH Industrial NV Class A (a)	1,024,189	10,969,064
Cummins Inc	18,400	12,346,584
Flowserve Corp	94,800	6,981,072
Gates Industrial Corp PLC (b)	345,007	8,835,629
Mueller Industries Inc	173,800	23,537,734
Oshkosh Corp	68,555	10,715,147
Terex Corp	206,211	12,826,324
		104,387,094
Marine Transportation - 0.4%
Matson Inc	51,600	9,000,588
Passenger Airlines - 0.4%
United Airlines Holdings Inc (b)	88,700	7,983,000
Professional Services - 1.8%
First Advantage Corp (a)(b)	662,067	8,447,975
KBR Inc	141,135	5,291,151
SS&C Technologies Holdings Inc	194,279	13,463,535
TransUnion	139,000	9,869,000
		37,071,661
Trading Companies & Distributors - 1.2%
GATX Corp	31,400	6,151,888
Herc Holdings Inc	70,489	8,946,464
Rush Enterprises Inc Class A	138,603	10,260,780
		25,359,132
TOTAL INDUSTRIALS		383,786,309
Information Technology - 13.0%
Communications Equipment - 1.4%
Ciena Corp (b)	54,275	28,634,405
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics Inc (b)	67,369	12,653,919
Avnet Inc	151,635	12,511,404
Coherent Corp (b)	45,560	14,565,988
Sanmina Corp (b)	96,100	20,932,502
TD SYNNEX Corp	50,216	11,458,287
		72,122,100
IT Services - 0.3%
GoDaddy Inc Class A (b)	85,100	7,385,828
Semiconductors & Semiconductor Equipment - 2.8%
Axcelis Technologies Inc (b)	18,500	2,573,535
First Solar Inc (b)	34,353	6,935,527
GlobalFoundries Inc (b)	157,900	10,200,340
MKS Inc	25,200	7,150,500
ON Semiconductor Corp (b)	244,417	24,639,678
Qnity Electronics Inc	56,400	7,933,224
		59,432,804
Software - 0.4%
Gen Digital Inc	409,000	7,889,610
Technology Hardware, Storage & Peripherals - 4.7%
Sandisk Corp/DE (b)	26,389	28,935,802
Western Digital Corp	160,103	69,567,956
		98,503,758
TOTAL INFORMATION TECHNOLOGY		273,968,505
Materials - 6.8%
Chemicals - 2.3%
Avient Corp (a)	224,500	8,324,460
Corteva Inc	263,898	21,378,378
RPM International Inc	92,300	9,404,447
Scotts Miracle-Gro Co/The	141,600	8,878,320
		47,985,605
Construction Materials - 1.3%
CRH PLC	79,996	9,473,126
Eagle Materials Inc	42,800	8,992,708
James Hardie Industries PLC (b)	373,400	7,837,666
		26,303,500
Containers & Packaging - 0.7%
Smurfit Westrock PLC	365,760	14,041,526
Metals & Mining - 2.1%
Alcoa Corp	99,400	6,340,726
Coeur Mining Inc (b)	370,300	6,654,291
Reliance Inc	45,015	16,317,938
Steel Dynamics Inc	65,605	15,001,239
		44,314,194
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	158,000	11,406,020
TOTAL MATERIALS		144,050,845
Real Estate - 7.4%
Health Care REITs - 2.1%
American Healthcare REIT Inc	165,402	8,399,114
Ventas Inc	98,889	8,688,388
Welltower Inc	128,560	27,941,230
		45,028,732
Industrial REITs - 0.9%
Americold Realty Trust Inc	856,600	10,476,218
Prologis Inc	57,375	8,148,398
		18,624,616
Real Estate Management & Development - 1.1%
Compass Inc Class A (b)	1,251,995	9,477,602
Jones Lang LaSalle Inc (b)	43,389	13,803,343
		23,280,945
Residential REITs - 0.5%
Sun Communities Inc	77,428	9,898,395
Retail REITs - 0.2%
Macerich Co/The	157,300	3,418,128
Specialized REITs - 2.6%
Equinix Inc	8,400	9,095,772
Iron Mountain Inc	123,825	15,600,712
Outfront Media Inc	276,161	8,519,567
Public Storage	72,267	21,857,154
		55,073,205
TOTAL REAL ESTATE		155,324,021
Utilities - 5.9%
Electric Utilities - 3.2%
Constellation Energy Corp	19,971	6,250,923
Eversource Energy	204,877	14,484,804
NRG Energy Inc	63,225	9,836,546
PG&E Corp	1,240,906	20,623,858
PPL Corp	422,567	15,820,908
		67,017,039
Gas Utilities - 0.6%
UGI Corp	363,242	13,109,404
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	48,169	7,602,994
Multi-Utilities - 1.8%
CenterPoint Energy Inc	413,200	18,036,180
Sempra	201,641	19,180,092
		37,216,272
TOTAL UTILITIES		124,945,709
TOTAL UNITED STATES		2,031,364,004
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (b)	591,000	14,470,983
TOTAL COMMON STOCKS (Cost $1,556,363,441)		2,102,964,187

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	671,211	671,345
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	77,594,755	77,602,515
TOTAL MONEY MARKET FUNDS (Cost $78,273,860)			78,273,860

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,634,637,301)	2,181,238,047
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(77,086,588)
NET ASSETS - 100.0%	2,104,151,459

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $32,076,215.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	978,706	56,305,279	56,612,640	13,808	-	-	671,345	671,211	0.0%
Fidelity Securities Lending Cash Central Fund	60,952,901	201,106,435	184,456,821	58,601	-	-	77,602,515	77,594,755	0.2%
Total	61,931,607	257,411,714	241,069,461	72,409	-	-	78,273,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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